Debt - Summary of Outstanding Fixed-Rate and Floating-Rate Debt (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Balance Outstanding	$ 5,539,803
Contractual Weighted Average Interest Rate	2.87%
Fixed-Rate Debt | Excluding Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 2,932,505
Contractual Weighted Average Interest Rate	2.32%
Fixed-Rate Debt | Including Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 2,932,505
Contractual Weighted Average Interest Rate	2.32%
Floating-Rate Debt | Excluding Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 2,607,298
Contractual Weighted Average Interest Rate	5.88%
Hedged Floating-Rate Debt | Including Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 2,071,125
Contractual Weighted Average Interest Rate	2.88%
Total Fixed and Hedged Debt | Including Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 5,003,630
Contractual Weighted Average Interest Rate	2.55%
Unhedged Floating-Rate Debt | Including Impact of Derivative Instruments
Debt Instrument [Line Items]
Balance Outstanding	$ 536,173
Contractual Weighted Average Interest Rate	5.83%